Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Balance-beginning of period at Dec. 31, 2020	$ 1,366,710	$ 67,387	$ (1,208,587)	$ 1,775	$ 227,285
Shares issued for cash, net of issue costs	(141,278)
Share-based compensation expense		2,832			(2,832)
Share options exercised-cash	6,300
Share options exercised-transfer to share capital	2,157	(2,157)			2,157
Share units exercised-transfer to share capital		(566)
Share units exercised-transfer from contributed surplus	566
Foreign currency translation				1
Net income (loss)			18,977		18,977
Share purchase warrants exercised-cash	14				(14)
Share purchase warrants exercised-warrant liability settled	4
Balance-end of period at Dec. 31, 2021	1,517,029	67,496	(1,189,610)	1,776	396,691
Shares issued for cash, net of issue costs	(19,601)
Other share issued, net of issue costs	169
Share-based compensation expense		3,736			(3,736)
Share options exercised-cash	1,459
Share options exercised-transfer to share capital	550	(550)
Share units exercised-transfer to share capital		(401)
Share units exercised-transfer from contributed surplus	401				401
Foreign currency translation				6
Net income (loss)			14,354		14,354
Share purchase warrants exercised-cash					0
Balance-end of period at Dec. 31, 2022	$ 1,539,209	$ 70,281	$ (1,175,256)	$ 1,782	$ 436,016